Net Income Attributable to NTT and Increase in Additional Paid in Capital as Result of Equity Transactions with Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Noncontrolling Interest [Line Items]
Net income attributable to NTT	¥ 800,129	¥ 737,738	¥ 518,066
Transfers (to) from the noncontrolling interests:
Increase in additional paid-in capital attributable to tax effect by NTT DOCOMO's share repurchase of its common stock (Note 12)	28,808		34,823
Increase (decrease) in additional paid-in capital attributable to change in NTT's ownership interest by NTT DOCOMO's share repurchase of its common stock	(45,316)	42,150	(14,802)
Other	(2,192)	(13,484)	(2,600)
Total	(133,106)	(23,171)	(138,937)
Change from net income attributable to NTT's shareholders and transfers from the noncontrolling interests	781,429	766,404	535,487
Parent
Transfers (to) from the noncontrolling interests:
Total	¥ (18,700)	¥ 28,666	¥ 17,421